SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jun. 30, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of Adjustments Resulting from the Foreign Currency Translations

	June 30, 2020	June 30, 2019
Balance sheet items, except for equity accounts	7.0697	6.8680

	For the years ended June 30
	2020	2019
Items in the statements of income and comprehensive income, and statements of cash flows	7.0319	6.8221